TAXES ON INCOME (Schedule Of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current	$ 2,181	$ 2,641	$ 2,734
Deferred	8,828	(23)	(258)
Domestic (Israel)	8,844	839	781
Foreign	2,165	1,779	1,695
Taxes on income (benefit)	$ 11,009	$ 2,618	$ 2,476